Schedule of investments
Nomura VIP Mid Cap Growth Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.36%♣
Communication Services — 0.45%
Stubhub Holdings Class A †	244,234	$ 1,524,020
		1,524,020
Consumer Discretionary — 18.66%
Amer Sports †	102,313	3,368,144
Dutch Bros Class A †	83,334	4,221,700
Floor & Decor Holdings Class A †	115,539	5,869,381
Hilton Worldwide Holdings	26,020	7,912,162
On Holding Class A †	123,335	4,195,857
Planet Fitness Class A †	42,946	3,194,323
Royal Caribbean Cruises	45,679	12,569,947
SharkNinja †	45,430	4,811,037
Tapestry	37,297	5,262,980
Texas Roadhouse	19,185	3,168,211
Tractor Supply	109,293	4,950,973
Viking Holdings †	46,892	3,445,624
		62,970,339
Consumer Staples — 1.57%
Casey's General Stores	7,278	5,297,365
		5,297,365
Financials — 7.23%
Brown & Brown	61,756	4,027,109
Corpay †	16,537	4,812,101
Houlihan Lokey	23,495	3,374,352
Kinsale Capital Group	11,486	3,924,307
LPL Financial Holdings	27,408	8,245,149
		24,383,018
Healthcare — 22.07%
Align Technology †	33,248	5,699,705
Alnylam Pharmaceuticals †	17,362	5,744,565
Ascendis Pharma ADR †	16,210	3,707,713
Bio-Techne	132,251	6,911,437
Cardinal Health	18,668	3,944,735
Dexcom †	48,963	3,074,876
Edwards Lifesciences †	93,640	7,498,691
IDEXX Laboratories †	22,715	12,763,331
Insmed †	28,995	4,741,263
Insulet †	31,831	6,679,417
Ionis Pharmaceuticals †	68,019	5,107,547
STERIS	17,577	3,886,802
TransMedics Group †	12,284	1,221,153
Waystar Holding †	146,144	3,523,532
		74,504,767
Industrials — 24.47%
BWX Technologies	25,894	5,295,064
Construction Partners Class A †	22,111	2,456,974
Copart †	110,081	3,654,689
Fastenal	206,608	9,586,611
Ferguson Enterprises	29,268	6,827,054
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Generac Holdings †	32,722	$ 6,391,588
HEICO Class A	28,077	5,926,774
Howmet Aerospace	32,127	7,403,989
Kratos Defense & Security Solutions †	47,473	3,347,321
Lincoln Electric Holdings	25,966	6,467,611
Old Dominion Freight Line	18,114	3,539,476
Paylocity Holding †	38,392	4,147,872
Quanta Services	19,057	10,462,674
SPX Technologies †	35,516	7,101,069
		82,608,766
Information Technology — 19.74%
Bentley Systems Class B	96,696	3,395,964
Cloudflare Class A †	53,172	10,971,511
Datadog Class A †	36,573	4,317,443
GlobalFoundries †	62,794	2,793,077
MACOM Technology Solutions Holdings †	30,254	6,718,506
Manhattan Associates †	35,167	4,681,431
Monolithic Power Systems	12,347	13,499,592
Novanta †	49,372	5,831,327
Rambus †	20,648	1,776,347
Snowflake Class A †	36,342	5,481,100
Tyler Technologies †	11,448	3,919,566
Zscaler †	23,145	3,247,012
		66,632,876
Materials — 1.97%
Martin Marietta Materials	11,286	6,643,843
		6,643,843
Real Estate — 2.20%
CoStar Group †	184,357	7,436,961
		7,436,961
Total Common Stocks (cost $319,454,560)		332,001,955

Short-Term Investments — 1.76%
Money Market Mutual Funds — 1.76%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	1,486,281	1,486,281
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	1,486,282	1,486,282
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	1,486,282	1,486,282
NQ- IV075 [0326] 0526 (5459540)    1

Schedule of investments
Nomura VIP Mid Cap Growth Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	1,486,281	$ 1,486,281
Total Short-Term Investments (cost $5,945,126)		5,945,126

Total Value of Securities—100.12% (cost $325,399,686)		337,947,081
Liabilities Net of Receivables and Other Assets—(0.12%)		(391,063)
Net Assets Applicable to 46,928,504 Shares Outstanding—100.00%		$337,556,018

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV075 [0326] 0526 (5459540)